Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Cash Flows) (Details) - USD ($) $ in Thousands			3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jul. 31, 2013	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net income			$ (5,265)	$ 14,128	$ 28,471	$ 11,663	$ 23,706	$ 5,464	$ 27,336	$ 9,588	$ 21,661	$ 16,944	$ 35,369	$ 77,968	$ 64,049	$ 71,996
Amortization of debt issuance costs and discounts			1,335			1,316						2,669	2,635	5,275	5,075	4,875
Charges related to early extinguishment of debt			19,323			0						19,323	0
Income taxes receivable or payable												0	16,602	590	3,026	(6,681)
Accounts payable and accrued expenses												6,660	(23,094)	(24,322)	16,124	(2,947)
Accrued interest												(6,154)	694	1,034	(2,288)	971
Other - net												192	(228)	809	6,983	2,715
Net cash provided by operating activities												83,347	55,980	253,997	211,375	214,766
Net cash used in investing activities												(298,940)	(135,977)	(397,358)	(254,519)	(139,577)
Dividends on common stock												(37,564)	(42,800)	(78,400)	(59,500)	(66,600)
Equity contribution from AES												0	106,400	106,400	49,091	0
Other - net												(368)	(87)	(194)	(9)	(6)
Net cash provided by (used in) financing activities												245,386	188,716	151,227	43,724	(83,985)
Net change in cash and cash equivalents												29,793	108,719	7,866	580	(8,796)
Cash and cash equivalents at beginning of period					$ 127,786		19,067				18,487	26,933	19,067	19,067	18,487	27,283
Cash and cash equivalents at end of period			$ 56,726	26,933		$ 127,786		19,067				56,726	127,786	26,933	19,067	18,487
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net income														74,755	60,836	68,783
Equity in earnings of subsidiaries														(106,252)	(93,344)	(101,023)
Cash dividends received from subsidiary companies														127,400	90,150	96,914
Amortization of debt issuance costs and discounts														2,765	2,581	2,417
Deferred income taxes - net														(20,445)	81	22
Charges related to early extinguishment of debt														0	377	0
Income taxes receivable or payable														(501)	(681)	(533)
Accounts payable and accrued expenses														(599)	(166)	(546)
Other - net														255	(312)	166
Net cash provided by operating activities														77,378	59,522	66,200
Investment in subsidiaries														(106,383)	(49,073)	15
Net cash used in investing activities														(106,383)	(49,073)	15
Dividends on common stock														(78,400)	(59,500)	(66,600)
Equity contribution from AES	$ 106,400	$ 49,100												106,400	49,091	0
Net cash provided by (used in) financing activities														28,000	(10,409)	(66,600)
Net change in cash and cash equivalents														(1,005)	40	(385)
Cash and cash equivalents at beginning of period							$ 2,790				$ 2,750	$ 1,785	$ 2,790	2,790	2,750	3,135
Cash and cash equivalents at end of period				$ 1,785				$ 2,790						$ 1,785	$ 2,790	$ 2,750